ENTITY-WIDE DISCLOSURES (Tables)	9 Months Ended
Sep. 30, 2013
Entity Wide Disclosures Tables [Abstract]
Schedule of net sales by geographical area
	Three months ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012

	U.S. $ in millions
United States:
Generic	$1,138	$1,074	$3,003	$3,347
Specialty	1,509	1,468	4,486	4,330
Others	64	59	185	140
Total United States	2,711	2,601	7,674	7,817
Europe*:
Generic	812	821	2,545	2,527
Specialty	426	379	1,243	1,153
Others	200	187	601	560
Total Europe	1,438	1,387	4,389	4,240
Rest of the World:
Generic	533	597	1,661	1,849
Specialty	144	174	469	561
Others	233	213	691	601
Total Rest of the World	910	984	2,821	3,011
Total revenues	$5,059	$4,972	$14,884	$15,068

*All members of the European Union, Switzerland, Norway and certain South Eastern Europe countries.